Provision for Employee Benefits	6 Months Ended
Jun. 30, 2023
Provision for Employee Benefits [Abstract]
PROVISION FOR EMPLOYEE BENEFITS
18.	PROVISION FOR EMPLOYEE BENEFITS

Prior to March 30, 2022, the Company had only one retired benefit plan (“Plan A”), on March 30, 2022, the Company established an additional retired benefit plan (“Plan B”). Both plans are based on the requirements of the Thailand Labor Protection Act B.E.2541 (1988) to provide retirement benefits to employees based on pensionable remuneration and length of service which are considered as unfunded. The plan asset is unfunded and the Company will pay benefits when needed.

	Provision for employee benefits
	2023	2022
	(Unaudited)	(Unaudited)
Defined benefit obligations at January 1,	$4,849,614	$5,819,132
Estimate for the six months period*	(74,552)	(348,418)
Defined benefit obligations at June 30,	$4,775,062	$5,470,714

*	The estimate represents the difference between the Company’s estimated defined benefit obligations based on employees’ past service and expected future salary at the beginning of the fiscal year and the end of the six months period.